Commitments and Contingencies - Purchase Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchase Obligation
Term of purchase commitment	15 years
Materials purchased	$ 29.8	$ 35.2	$ 39.1
Pine Pulpwood
Purchase Obligation
Percentage of material requirement	25.00%
Saw Timber
Purchase Obligation
Percentage of material requirement	60.00%
Natural Gas
Purchase Obligation
Materials purchased	$ 27.5
North Charleston and Roanoke Rapids paper mills
Purchase Obligation
Term of purchase commitment	20 years
Annual purchase obligation	$ 13.4